Compensation and benefits	12 Months Ended
Dec. 31, 2015
Compensation and benefits
11 Compensation and benefits
in	2015	2014	2013
Compensation and benefits (CHF million)
Salaries and variable compensation	10,051	9,884	9,678
Social security	788	793	778
Other [1]	707	657	800
Compensation and benefits [2]	11,546	11,334	11,256
1 Includes pension and other post-retirement expense of CHF 359 million, CHF 361 million and CHF 490 million in 2015, 2014 and 2013, respectively.
2 Includes severance and other compensation expense relating to headcount reductions of CHF 89 million, CHF 275 million and CHF 216 million in 2015, 2014 and 2013, respectively.

Bank
Compensation and benefits
11 Compensation and benefits
in	2015	2014	2013
Compensation and benefits (CHF million)
Salaries and variable compensation	9,826	9,685	9,455
Social security	771	775	763
Other [1]	926	922	969
Compensation and benefits [2]	11,523	11,382	11,187
1 Includes pension and other post-retirement expense of CHF 579 million, CHF 624 million and CHF 658 million in 2015, 2014 and 2013, respectively.
2 Includes severance and other compensation expense relating to headcount reductions of CHF 89 million, CHF 274 million and CHF 216 million in 2015, 2014 and 2013, respectively.